ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 851	$ 1,040	$ 958
Accrued research and development	278	82	100
Accrued other	211	128	234
Total accrued expenses	$ 1,340	$ 1,250	$ 1,292